Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Year Ended December 31,
	2021	2020	2019
Pension costs	$70	$71	$63
OPEB costs	25	19	41

Total benefit costs	95	90	104
Less amounts recognized principally as property, regulatory asset or regulatory liability	(19)	(13)	(27)

Net amounts recognized as operation and maintenance expense or other deductions	$76	$77	$77

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	2.40%	3.13%	4.18%	2.58%	3.29%	4.41%
Expected return on plan assets	4.35%	4.94%	5.42%	5.24%	5.90%	6.19%
Rate of compensation increase	4.80%	4.64%	4.53%	—	—	—
Components of Net Pension and OPEB Costs:
Service cost	$33	$29	$25	$5	$6	$6
Interest cost	84	103	128	26	32	43
Expected return on assets	(99)	(109)	(119)	(7)	(8)	(7)
Amortization of prior service cost (credit)	—	—	—	(17)	(20)	(20)
Amortization of net loss	52	48	29	18	10	19
Curtailment cost (credit)	—	—	—	—	(1)	—

Net periodic pension and OPEB costs	$70	$71	$63	$25	$19	$41

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment	$—	$—	$—	$—	$2	$—
Net loss (gain)	(164)	61	—	(142)	14	(22)
Amortization of net loss	(52)	(48)	(29)	(18)	(10)	(19)
Amortization of prior service (cost) credit	—	—	—	17	20	20

Total recognized as regulatory assets or other comprehensive income	(216)	13	(29)	(143)	26	(21)

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$(146)	$84	$34	$(118)	$45	$20

Schedule Of Assumptions Used

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	2.75%	2.40%	3.13%	2.91%	2.58%	3.29%
Rate of compensation increase	4.98%	4.80%	4.64%	—	—	—

Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan Assets And Net Funded Status

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,596	$3,400	$3,162	$1,013	$999	$1,006
Service cost	33	29	25	5	6	6
Interest cost	84	103	128	26	32	43
Participant contributions	—	—	—	19	18	19
Actuarial loss (gain)	(95)	302	367	(136)	20	(5)
Benefits paid	(171)	(165)	(164)	(66)	(63)	(70)
Curtailment	—	—	—	—	1	—
Settlements	(89)	(73)	(118)	—	—	—

Projected benefit obligation at end of year	$3,358	$3,596	$3,400	$861	$1,013	$999

Accumulated benefit obligation at end of year	$3,199	$3,433	$3,283	$—	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$2,740	$2,494	$2,249	$145	$141	$132
Actual return on assets	168	350	486	13	14	25
Employer contributions	21	134	41	35	35	35
Participant contributions	—	—	—	19	18	19
Benefits paid	(171)	(165)	(164)	(66)	(63)	(70)
Settlements	(89)	(73)	(118)	—	—	—

Fair value of assets at end of year	$2,669	$2,740	$2,494	$146	$145	$141

Funded Status:
Projected benefit obligation at end of year	$(3,358)	$(3,596)	$(3,400)	$(861)	$(1,013)	$(999)
Fair value of assets at end of year	2,669	2,740	2,494	146	145	141

Funded status at end of year	$(689)	$(856)	$(906)	$(715)	$(868)	$(858)

Schedule Of Amounts Recognized In Balance Sheet

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2021	2020	2021	2020

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(5)	$(5)	$(12)	$(14)
Other noncurrent liabilities	(705)	(863)	(703)	(854)

Net liability recognized	$(710)	$(868)	$(715)	$(868)

Assets:
Other noncurrent assets	$21	$12	$—	$—
Regulatory assets:
Net loss (gain)	355	556	(27)	132
Prior service credit	—	—	—	(16)

Net regulatory assets recognized	355	556	(27)	116

Net assets recognized	$376	$568	$(27)	$116

Accumulated other comprehensive net loss	$93	$108	$3	$3

Schedule Of Health Care Cost Trend Rates

	Year Ended December 31,
	2021	2020	2019

Assumed Health Care Cost Trend Rates—Not Medicare Eligible:
Health care cost trend rate assumed for next year	6.70%	6.90%	7.20%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2029	2029
Assumed Health Care Cost Trend Rates—Medicare Eligible:
Health care cost trend rate assumed for next year	7.50%	7.80%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2031	2030	2029

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value
The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2021	2020
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
Projected benefit obligations	$3,358	$3,596
Accumulated benefit obligations	$3,199	$3,433
Plan assets	$2,669	$2,740

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2021, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $187 million, $185 million and $208 million, respectively. As of December 31, 2020, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $196 million, $194 million and $208 million, respectively.

The following table provides information regarding OPEB Plans with accumulated projected benefit obligations (APBO) in excess of the fair value of plan assets.

	At December 31,
	2021	2020
OPEB Plans with APBO in Excess of Plan Assets
Accumulated postretirement benefit obligations	$861	$1,013
Plan assets	$146	$145

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable
International equities	12% –20%	5% – 11%
U.S. equities	15% – 23%	6% – 12%
Real estate	3% – 7%	—
Credit strategies	5% – 9%	4% – 8%
Fixed income	48% – 58%	72% – 82%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.05%	401(h) accounts	5.78%
U.S. equity securities	6.10%	Life insurance VEBA	5.70%
Real estate	5.40%	Union VEBA	5.70%
Credit strategies	5.50%	Non-union VEBA	1.90%
Fixed income securities	3.07%	Shared retiree VEBA	1.90%

Weighted average (a)	4.87%	Weighted average	5.61%

(a)	The 2022 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.17%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 4.66%.

Schedule Of Contributions

	Year Ended December 31,
	2021	2020	2019
Pension plans contributions	$21	$134	$41
OPEB Plans contributions	35	35	35

Total contributions	$56	$169	$76

Schedule Of Estimated Future Benefit Payments

	2022	2023	2024	2025	2026	2027-31
Pension plans	$181	$184	$188	$191	$192	$950
OPEB Plans	$45	$47	$48	$48	$49	$241

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$9	$—	$9
Equity securities:
U.S.	65	1	—	66
International	138	1	—	139
Fixed income securities:
Corporate bonds (a)	—	879	—	879
U.S. Treasuries	—	55	—	55
Other (b)	—	50	—	50

Total assets in the fair value hierarchy	$203	$995	$—	1,198

Total assets measured at net asset value (c)				1,471

Total fair value of plan assets				$2,669

	At December 31, 2020
	Level 1	Level 2	Level 3	Total
Asset Category
Equity securities:
U.S.	$220	$1	$—	$221
International	330	1	—	331
Fixed income securities:
Corporate bonds (a)	—	910	—	910
U.S. Treasuries	—	46	—	46
Other (b)	—	57	—	57

Total assets in the fair value hierarchy	$550	$1,015	$—	1,565

Total assets measured at net asset value (c)				1,175

Total fair value of plan assets				$2,740

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	16	—	—	16
International	17	—	—	17
Fixed income securities:
Corporate bonds (a)	—	37	—	37
U.S. Treasuries	—	2	—	2
Other (b)	16	2	—	18

Total assets in the fair value hierarchy	$58	$41	$—	99

Total assets measured at net asset value (c)				47

Total fair value of plan assets				$146

	At December 31, 2020
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	24	—	—	24
International	25	—	—	25
Fixed income securities:
Corporate bonds (a)	—	34	—	34
U.S. Treasuries	—	1	—	1
Other (b)	19	3	—	22

Total assets in the fair value hierarchy	$77	$38	$—	115

Total assets measured at net asset value (c)				30

Total fair value of plan assets				$145

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds.
(c)
Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.